Schedule of Investments (unaudited)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies
Exchange-Traded Funds — 93.7%
iShares iBoxx $ Investment Grade Corporate
Bond ETF(a)(b)	874,101	$111,675,144
Total Investment Companies — 93.7%
(Cost: $116,567,113)		111,675,144

Short-Term Investments
Money Market Funds — 46.9%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.08%(a)(c)(d)	54,587,693	54,604,069
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(a)(c)	1,370,000	1,370,000
		55,974,069
Total Short-Term Investments — 46.9%
(Cost: $55,974,654)		55,974,069
Total Investments in Securities — 140.6%
(Cost: $172,541,767)		167,649,213
Other Assets, Less Liabilities — (40.6)%		(48,433,955)

Net Assets — 100.0%		$119,215,258

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,598,902	$22,012,869	(a)	$—	$(7,117)	$(585)	$54,604,069	54,587,693	$51,411	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	600,000	770,000	(a)	—	—	—	1,370,000	1,370,000	15		—
iShares iBoxx $Investment Grade Corporate Bond ETF	69,395,318	54,724,037		(7,831,097)	463,878	(5,076,992)	111,675,144	874,101	442,214		—
					$456,761	$(5,077,577)	$167,649,213		$493,640		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
5-Year U.S. Treasury Note	6	03/31/22	$715	$(9,267)

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2022

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Ultra Long Treasury Bond	(6)	03/22/22	$856	$10,065
U.S. Long Bond	(3)	03/22/22	466	10,847
Ultra Long U.S. Treasury Bond	(5)	03/22/22	943	44,434
				65,346
				$56,079

Centrally Cleared Inflation Swaps

							Upfront
					Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
1.74%	At Termination	Consumers NSA	At Termination	08/22/22	$(10)	$744	$—	$744
		U.S. CPI Urban
1.75%	At Termination	Consumers NSA	At Termination	08/21/23	(10)	896	—	896
		U.S. CPI Urban
3.26%	At Termination	Consumers NSA	At Termination	12/29/23	(2,000)	13,403	13	13,390
		U.S. CPI Urban
3.35%	At Termination	Consumers NSA	At Termination	01/05/24	(11,000)	36,365	72	36,293
		U.S. CPI Urban
3.34%	At Termination	Consumers NSA	At Termination	10/28/24	(1,000)	8,522	(1,594)	10,116
		U.S. CPI Urban
1.80%	At Termination	Consumers NSA	At Termination	08/20/25	(10)	1,116	—	1,116
		U.S. CPI Urban
2.57%	At Termination	Consumers NSA	At Termination	04/19/26	(1,250)	77,796	17	77,779
		U.S. CPI Urban
2.70%	At Termination	Consumers NSA	At Termination	09/01/26	(2,500)	80,638	14	80,624
		U.S. CPI Urban
2.68%	At Termination	Consumers NSA	At Termination	09/07/26	(2,000)	65,297	27	65,270
		U.S. CPI Urban
2.74%	At Termination	Consumers NSA	At Termination	09/15/26	(2,000)	56,744	27	56,717
		U.S. CPI Urban
2.92%	At Termination	Consumers NSA	At Termination	10/21/26	(3,500)	59,338	46	59,292
		U.S. CPI Urban
3.13%	At Termination	Consumers NSA	At Termination	10/27/26	(10,000)	61,405	133	61,272
		U.S. CPI Urban
3.15%	At Termination	Consumers NSA	At Termination	10/29/26	(2,000)	9,751	27	9,724
		U.S. CPI Urban
3.32%	At Termination	Consumers NSA	At Termination	11/19/26	(2,000)	(9,480)	27	(9,507)
		U.S. CPI Urban
3.17%	At Termination	Consumers NSA	At Termination	11/24/26	(4,000)	10,850	53	10,797
		U.S. CPI Urban
2.98%	At Termination	Consumers NSA	At Termination	01/05/27	(5,000)	15,796	66	15,730
		U.S. CPI Urban
2.66%	At Termination	Consumers NSA	At Termination	10/01/28	(1,000)	28,435	18	28,417
		U.S. CPI Urban
2.96%	At Termination	Consumers NSA	At Termination	10/26/28	(3,000)	16,011	55	15,956
		U.S. CPI Urban
3.01%	At Termination	Consumers NSA	At Termination	10/27/28	(2,000)	4,249	37	4,212
		U.S. CPI Urban
2.97%	At Termination	Consumers NSA	At Termination	11/01/28	(2,000)	9,692	37	9,655
		U.S. CPI Urban
2.19%	At Termination	Consumers NSA	At Termination	12/04/28	(2,663)	229,181	(74,540)	303,721
		U.S. CPI Urban
1.89%	At Termination	Consumers NSA	At Termination	08/20/30	(1,410)	205,249	28,433	176,816

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2022

Centrally Cleared Inflation Swaps (continued)

							Upfront
					Notional		Premium	Unrealized
Paid by the Fund		Received by the Fund		Termination	Amount		Paid	Appreciation
Reference	Frequency	Rate	Frequency	Date	(000)	Value	(Received)	(Depreciation)
		U.S. CPI Urban
1.90%	At Termination	Consumers NSA	At Termination	08/20/30	$(5,900)	$854,421	$33,637	$820,784
		U.S. CPI Urban
2.24%	At Termination	Consumers NSA	At Termination	01/13/31	(2,000)	200,138	47	200,091
		U.S. CPI Urban
2.40%	At Termination	Consumers NSA	At Termination	02/10/31	(3,000)	247,683	70	247,613
		U.S. CPI Urban
2.47%	At Termination	Consumers NSA	At Termination	04/07/31	(2,000)	148,052	47	148,005
		U.S. CPI Urban
2.67%	At Termination	Consumers NSA	At Termination	05/19/31	(1,000)	48,678	23	48,655
		U.S. CPI Urban
2.57%	At Termination	Consumers NSA	At Termination	06/02/31	(3,000)	176,707	2,870	173,837
		U.S. CPI Urban
2.60%	At Termination	Consumers NSA	At Termination	09/30/31	(1,000)	30,489	23	30,466
		U.S. CPI Urban
2.61%	At Termination	Consumers NSA	At Termination	01/07/37	(4,000)	15,549	115	15,434
		U.S. CPI Urban
2.50%	At Termination	Consumers NSA	At Termination	01/25/37	(1,000)	18,886	29	18,857
		U.S. CPI Urban
2.40%	At Termination	Consumers NSA	At Termination	06/29/41	(500)	33,910	19	33,891
		U.S. CPI Urban
2.45%	At Termination	Consumers NSA	At Termination	06/29/41	(1,000)	57,924	38	57,886
		U.S. CPI Urban
2.38%	At Termination	Consumers NSA	At Termination	07/16/41	(300)	20,425	4	20,421
		U.S. CPI Urban
2.73%	At Termination	Consumers NSA	At Termination	11/17/41	(1,500)	(45,648)	58	(45,706)
		U.S. CPI Urban
2.58%	At Termination	Consumers NSA	At Termination	01/05/42	(4,000)	(27,830)	153	(27,983)
		U.S. CPI Urban
2.50%	At Termination	Consumers NSA	At Termination	12/06/46	(1,500)	12,841	67	12,774
		U.S. CPI Urban
2.47%	At Termination	Consumers NSA	At Termination	12/09/46	(1,000)	17,517	45	17,472
		U.S. CPI Urban
2.49%	At Termination	Consumers NSA	At Termination	12/24/46	(2,000)	15,315	89	15,226
		U.S. CPI Urban
2.40%	At Termination	Consumers NSA	At Termination	05/15/48	(362)	21,711	(30,782)	52,493
		U.S. CPI Urban
1.83%	At Termination	Consumers NSA	At Termination	10/18/49	(418)	110,302	(11,789)	122,091
		U.S. CPI Urban
1.94%	At Termination	Consumers NSA	At Termination	08/22/50	(10)	2,529	—	2,529
		U.S. CPI Urban
1.95%	At Termination	Consumers NSA	At Termination	08/22/50	(600)	149,823	16,730	133,093
		U.S. CPI Urban
2.23%	At Termination	Consumers NSA	At Termination	01/06/51	(300)	43,431	15	43,416
		U.S. CPI Urban
2.41%	At Termination	Consumers NSA	At Termination	07/30/51	(1,000)	60,810	49	60,761
		U.S. CPI Urban
2.42%	At Termination	Consumers NSA	At Termination	08/02/51	(2,000)	111,495	98	111,397
		U.S. CPI Urban
2.55%	At Termination	Consumers NSA	At Termination	10/28/51	(1,000)	(6,539)	(24,451)	17,912
						$3,300,617	$(59,828)	$3,360,445

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Inflation Hedged Corporate Bond ETF
January 31, 2022

Fair Value Measurements (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$111,675,144	$—	$—	$111,675,144
Money Market Funds	55,974,069	—	—	55,974,069
	$167,649,213	$—	$—	$167,649,213
Derivative financial instruments(a)
Assets
Swaps	$—	$3,443,641	$—	$3,443,641
Futures Contracts	65,346	—	—	65,346
Liabilities
Futures Contracts	(9,267)	—	—	(9,267)
Swaps	—	(83,196)	—	(83,196)
	$56,079	$3,360,445	$—	$3,416,524

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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